Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bertolet Capital Trust
Entity Central Index Key	0001216907
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024